Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Feb. 27, 2018
Document Information [Line Items]
Entity Registrant Name	Zomedica Pharmaceuticals Corp.
Entity Central Index Key	0001684144
Trading Symbol	zom
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		90,449,869
Document Type	POS AM
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false